VIA EDGAR

June 25, 2014

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:          The Motley Fool Funds Trust (File Nos. 333-156770 and 811-22264)

Ladies and Gentlemen:

On behalf of The Motley Fool Funds Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the form of prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 19, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001104659-14-046263 on June 16, 2014.

Please do not hesitate to contact me at 202.373.6173 should you have any questions.

Very truly yours,

/s/ Christopher D. Menconi
Christopher D. Menconi